United States Securities and Exchange Commission

Form 13F


"Report for the Calendar Year or Quarter Ended: June 30, 2012"
Check here if Amendment [    ]

Institutional Investment Manager Filing This Report:

"Name:  	Foster & Motley, Inc."
"Address:  	7755 Montgomery Road, Suite 100"
"          	Cincinnati, OH  45236"


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person
"signing the report is authorized to submit it, that all "
"information contained herein is true, correct and complete, "
"and that it is understood that all required items, statements, "
"lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence J. Bernhard
Title:  CCO
Phone:  513-561-6640

"Signature, Place, and Date of Signing:"

"Electronic signature of Lawrence Bernhard, Cincinnati, OH, July 17, 2012"


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 	132
Form 13F Information Table Value Total:  300,233 (thousands)

List of Other Included Managers:  None

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                                                       Form 13F Information Table

                                  Title of                Value                 Investment     Other     Voting Auth
         Name of Issuer            Class      Cusip      (x$1000)     Shares    Discretion   Managers        Sole
Apple Computer Inc               com       037833100      6,948      11,898        sole                     11,898
Amerisource Bergen               com       03073E105        725      18,425        sole                     18,425
Abbott Laboratories              com       002824100      8,709     135,089        sole                    135,089
ACE Limited                      com       H0023R105      4,794      64,668        sole                     64,668
Accenture Ltd Cl A               com       G1151C101      3,238      53,890        sole                     53,890
Auto Data Processing             com       053015103      1,047      18,806        sole                     18,806
American Electric Power Co., Inc com       025537101      1,970      49,370        sole                     49,370
BlackRock Senior High Inc Fund   com       09255T109         49      11,950        sole                     11,950
American Express Company         com       025816109      3,044      52,296        sole                     52,296
Baxter International Inc         com       071813109      1,187      22,333        sole                     22,333
BB&T Corporation                 com       054937107        494      16,027        sole                     16,027
Becton Dickinson & Co            com       075887109      4,804      64,267        sole                     64,267
The Bank Of Nova Scotia          com       064149107      2,205      42,572        sole                     42,572
ConAgra Foods, Inc.              com       205887102      3,757     144,890        sole                    144,890
Chubb Corp                       com       171232101      5,073      69,665        sole                     69,665
Cerner Corp                      com       156782104        861      10,412        sole                     10,412
CF Industries Holdings, Inc.     com       125269100      4,160      21,470        sole                     21,470
iShares Barclays Intermediate CreiShares   464288638      7,186      65,730        sole                     65,730
Colgate-Palmolive Co             com       194162103        864       8,304        sole                      8,304
CMS Energy Corp                  com       125896100      4,445     189,135        sole                    189,135
ConocoPhillips                   com       20825C104      3,563      63,758        sole                     63,758
Cisco Systems Inc                com       17275R102      3,975     231,514        sole                    231,514
iShares Barclays 1-3 Yr Credit BoiShares   464288646        405       3,867        sole                      3,867
CSX Corp.                        com       126408103        415      18,575        sole                     18,575
C V S Caremark Corp.             com       126650100        402       8,605        sole                      8,605
Chevron Corp                     com       166764100      8,636      81,855        sole                     81,855
Dominion Resources Inc.          com       25746U109        293       5,435        sole                      5,435
PowerShares DB Commodity Index Trcom       73935S105      2,701     104,881        sole                    104,881
Deere & Co                       com       244199105        345       4,265        sole                      4,265
Dell Inc.                        com       24702R101        205      16,415        sole                     16,415
WisdomTree Emerg Mkts Eq Inc ETF ETF       97717W315      5,945     114,755        sole                    114,755
Disney Walt Hldg Co              com       254687106      2,000      41,236        sole                     41,236
PowerShares DB Commodity Long ETNcom       25154H459        196      12,045        sole                     12,045
Darden Restaurants, Inc.         com       237194105        227       4,475        sole                      4,475
DTF Tax free Income Inc.         com       23334J107        881      52,440        sole                     52,440
M S Emerging Mkts Domestic Debt  com       617477104      4,663     297,032        sole                    297,032
Equifax Inc                      com       294429105        271       5,820        sole                      5,820
EastGroup Properties Inc.        com       277276101      1,181      22,160        sole                     22,160
Eaton Corporation                com       278058102      1,884      47,533        sole                     47,533
Family Dollar Stores Inc         com       307000109        288       4,330        sole                      4,330
Firstenergy Corp                 com       337932107        221       4,490        sole                      4,490
Franklin Street Properties Corp. com       35471R106        174      16,475        sole                     16,475
General Dynamics Corp            com       369550108        503       7,625        sole                      7,625
Market Vectors Gold Miners ETF   Gold ETF  57060U100        704      15,720        sole                     15,720
General Electric                 com       369604103        906      43,469        sole                     43,469
General Mills Inc                com       370334104      2,467      64,015        sole                     64,015
SPDR Gold Shares                 Gold      78463V107      1,801      11,603        sole                     11,603
Genuine Parts Co                 com       372460105      1,438      23,865        sole                     23,865
Hasbro Inc                       com       418056107        205       6,066        sole                      6,066
Hess Corporation                 com       42809H107        346       7,970        sole                      7,970
Western Asset High Income Oppty Fcom       95766K109        146      22,595        sole                     22,595
Highwood Properties Inc          com       431284108        741      22,010        sole                     22,010
Home Properties Inc              com       437306103        634      10,330        sole                     10,330
Honeywell International          com       438516106        819      14,668        sole                     14,668
Hospitality Properties Trust     com       44106M102        821      33,140        sole                     33,140
Block H & R Incorporated         com       093671105      1,484      92,845        sole                     92,845
Market Vectors High-Yield Muni ETETF       57060U878        917      28,428        sole                     28,428
iShares iBoxx $ High Yield CorporiShares   464288513      1,699      18,610        sole                     18,610
IShares COMEX Gold Trust         iShares   464285105      2,568     165,057        sole                    165,057
Intl Business Machines           com       459200101      8,822      45,108        sole                     45,108
CBRE Clarion Global Real Estate Icom       12504G100      1,191     150,395        sole                    150,395
Intel Corp                       com       458140100      4,011     150,511        sole                    150,511
Market Vectors Intermediate Muni ETF       57060U845        778      33,430        sole                     33,430
Illinois Tool Works              com       452308109        510       9,640        sole                      9,640
Johnson & Johnson                com       478160104      3,335      49,370        sole                     49,370
SPDR Barclays Cap. High Yield BonETF       78464A417        621      15,725        sole                     15,725
Kimberly-Clark Corp              com       494368103      3,113      37,160        sole                     37,160
Coca Cola Company                com       191216100        379       4,849        sole                      4,849
Kroger Company                   com       501044101      3,143     135,540        sole                    135,540
Legg Mason Inc                   com       524901105        618      23,449        sole                     23,449
iShares iBoxx Inv Grade Corp BondiShares   464287242        994       8,454        sole                      8,454
Mastercard Incorporated          com       57636Q104        219         510        sole                        510
iShares Barclays MBS Bond        iShares   464288588      3,731      34,405        sole                     34,405
McDonald's Corp.                 com       580135101      6,944      78,439        sole                     78,439
McKesson HBOC Inc                com       58155Q103      2,223      23,711        sole                     23,711
Medtronic Inc                    com       585055106        497      12,837        sole                     12,837
McGraw-Hill Companies Inc.       com       580645109        414       9,190        sole                      9,190
3M Company                       com       88579Y101      5,133      57,284        sole                     57,284
Modine Manufacturing Co          com       607828100        112      16,200        sole                     16,200
Merck & Co Inc                   com       58933Y105        309       7,395        sole                      7,395
Marathon Oil Company             com       565849106        384      15,037        sole                     15,037
M S Emerging Mkt Debt            com       61744H105        138      12,450        sole                     12,450
Microsoft Corp                   com       594918104      6,376     208,432        sole                    208,432
PIMCO Intermediate Muni Bond Strgcom       72201R866        699      13,005        sole                     13,005
Newmont Mining Corp              com       651639106      2,994      61,710        sole                     61,710
Annaly Capital Management        com       035710409      4,939     294,324        sole                    294,324
Northrop Grumman Corp            com       666807102      3,436      53,858        sole                     53,858
Norfolk Southern Corp            com       655844108      1,569      21,865        sole                     21,865
Omnicom Group Inc                com       681919106      1,630      33,549        sole                     33,549
Oracle Corporation               com       68389X105      2,728      91,864        sole                     91,864
Occidental Pete Corp             com       674599105      2,487      28,994        sole                     28,994
PepsiCo Incorporated             com       713448108      1,645      23,286        sole                     23,286
Pfizer Incorporated              com       717081103      4,432     192,691        sole                    192,691
Procter & Gamble                 com       742718109      6,934     113,202        sole                    113,202
Philip Morris International Inc  com       718172109      3,828      43,870        sole                     43,870
PPG Industries Inc               com       693506107      5,034      47,436        sole                     47,436
Phillips 66                      com       718546104      1,046      31,454        sole                     31,454
PowerShares VRDO Tax-Free Weekly com       73936T433        375      15,000        sole                     15,000
Ross Stores, Inc                 com       778296103      1,177      18,840        sole                     18,840
Cohen & Steers Quality Income Reacom       19247L106        299      28,573        sole                     28,573
SPDR Dow Jones REIT              ETF       78464A607        445       6,110        sole                      6,110
Western Asset Intermediate Muni Fcom       958435109        385      36,945        sole                     36,945
Sabine Royalty Trust             com       785688102      2,022      40,335        sole                     40,335
Schlumberger LTD                 com       806857108        227       3,490        sole                      3,490
Simon Ppty Group New             com       828806109      1,148       7,377        sole                      7,377
Stereotaxis Inc                  com       85916J102          3      14,200        sole                     14,200
Suncor Energy Inc                com       867224107      3,452     119,240        sole                    119,240
A T & T Inc.                     com       00206R102      3,834     107,524        sole                    107,524
Molson Coors Brewing Clb         com       60871R209        941      22,610        sole                     22,610
Toronto-Dominion Bank            com new   891160509      6,943      88,751        sole                     88,751
Teleflex, Inc.                   com       879369106        490       8,050        sole                      8,050
Target Corporation               com       87612E106        683      11,730        sole                     11,730
iShares Barclays TIPS Bond       iShares   464287176        520       4,344        sole                      4,344
T J X Cos Inc                    com       872540109      3,532      82,274        sole                     82,274
Total S.A. ADS                   ADR       89151E109        213       4,730        sole                      4,730
TCW Strategic Income Fund, Inc.  com       872340104        855     164,510        sole                    164,510
Texas Instruments Inc            com       882508104        870      30,334        sole                     30,334
UGI Corporation New              com       902681105      6,013     204,324        sole                    204,324
UnitedHealth Group Inc.          com       91324P102        444       7,596        sole                      7,596
Union Pacific                    com       907818108      3,405      28,540        sole                     28,540
US Bancorp                       com new   902973304      5,561     172,911        sole                    172,911
United Technologies Corp         com       913017109      6,046      80,052        sole                     80,052
V F Corporation                  com       918204108        925       6,930        sole                      6,930
Vanguard Reit Index ETF          ETF       922908553        317       4,840        sole                      4,840
Verizon Communications           com       92343V104      5,876     132,219        sole                    132,219
Walgreen Company                 com       931422109        380      12,845        sole                     12,845
Wisconsin Egy Cp Hldg Co         com       976657106        509      12,870        sole                     12,870
Wells Fargo & Company            com       949746101      2,694      80,554        sole                     80,554
Wal-Mart Stores Inc              com       931142103      9,178     131,638        sole                    131,638
Washington REIT                  com       939653101      1,054      37,050        sole                     37,050
Western Union Company            com       959802109        755      44,825        sole                     44,825
Exxon Mobil Corporation          com       30231G102      8,636     100,922        sole                    100,922